Note 10 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands				12 Months Ended
	Mar. 14, 2017	Dec. 31, 2016	Feb. 02, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leases, Rent Expense, Net				$ 136	$ 33	$ 12
Wanchun Biotech [Member]
Quarterly Royalty Payments Required As a Percentage of Gross Proceeds on Sale of Product		20.00%		20.00%
Term of Royalty Payments		10 years
Wanchun Biotech and Fortis Advisors LLC [Member]
Period Following Royalty Termination Agreement, Requirement to Issue Shares			3 years
Percentage of Fully-diluted Equity Capitalization Required to Be Issued As Shares in Lieu of Royalty Payments			10.00%
Nereus Trust [Member] | Private Placement [Member] | Subsequent Event [Member]
Stock Issued in Lieu of Royalty Payments	2,112,963